Expense Example, No Redemption - 1290 Multi-Alternative Strategies Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 709
Expense Example, No Redemption, 3 Years	1,220
Expense Example, No Redemption, 5 Years	1,755
Expense Example, No Redemption, 10 Years	3,214
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	631
Expense Example, No Redemption, 5 Years	1,145
Expense Example, No Redemption, 10 Years	2,557
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	786
Expense Example, No Redemption, 5 Years	1,404
Expense Example, No Redemption, 10 Years	3,073
Class T
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	415
Expense Example, No Redemption, 3 Years	941
Expense Example, No Redemption, 5 Years	1,494
Expense Example, No Redemption, 10 Years	$ 2,998